Repayment of Principal Amount of Long Term Debts (Detail) - Dec. 31, 2018 - Long Term Debt ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Long Term Debt Maturities Repayments Of Principal [Line Items]
2019	$ 1,012	¥ 6,960
2020	844	5,801
2021	1,000	6,876
2022	1,650	11,345
2023	1,000	6,876
Thereafter	$ 2,850	¥ 19,595